Accrued Expenses and Other Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Borrowings Individuals	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Borrowings, interest expenses	$ 453,004	$ 258,646	$ 633,942
Number of borrowings | Borrowings	5
Number of individuals | Individuals	5
Long-term loan	$ 1,387,082
Long-Term Loan From Third Party [Member]
Debt Instrument [Line Items]
Exclusive license term	5 years
Long-Term Loan From Third Party [Member] | Zhizhen Guorui [Member]
Debt Instrument [Line Items]
Long-term loan	$ 3,764,131
Minimum [Member] | Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	3.80%	3.00%
Maximum [Member] | Unsecured Loan [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	15.40%	15.40%